Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Long-term investments, net of impairment	¥ 29,294,312	$ 4,189,031	¥ 20,191,218
Advertising and market related expense carryforwards	7,917,365	1,132,168	11,251,555
Accounts receivable and contract assets	76,728,374	10,972,012	16,048,561
Guarantee liabilities	327,632,748	46,850,860	77,314,528
Financial guarantee derivatives	3,856,420	551,461	159,210,663
Loan receivable from Xiaoying Housing Loans	14,316,731	2,047,265	14,318,757
Loans receivable from Xiaoying Credit Loans and other loans	255,414,788	36,523,829	220,392,866
Operating loss carryforwards	2,583,659	369,458	43,757,115
Deposits to institutional cooperators	1,274,129	182,198	1,467,822
Lease liabilities	11,910,124	1,703,125	10,351,392
Others	78,499	11,226	60,350
Total deferred tax assets	731,007,149	104,532,633	574,364,827
Valuation allowance	(187,490,468)	(26,810,780)	(307,902,579)	$ (44,029,483)	¥ (226,317,275)	¥ (214,884,582)
Total deferred tax assets, net of valuation allowance	543,516,681	77,721,853	266,462,248
Deferred tax liabilities:
Property and equipment	3,980,134	569,152	2,867,083
Financial guarantee derivatives	0	0	259,565
Long-term investments, net of impairment	17,850,275	2,552,555	4,375,796
Right-of-use assets	11,194,691	1,600,820	9,809,937
Investment in Consolidated Trusts	72,140,986	10,316,024	26,959,491
Investment in Consolidated Partnerships	6,572,148	939,805	31,309,764
Undistributed earnings	45,622,417	6,523,919	58,600,000
Others	471,221	67,384	526,630
Total deferred tax liabilities	157,831,872	22,569,659	¥ 134,708,266
Chinese Mainland entities
Deferred tax assets:
Advertising and market related expense carryforwards	¥ 31,669,460	$ 4,528,673		$ 45,006,219